37. Defined benefit pension plans and other post-employment benefits (Details 2) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)
Disclosure of defined benefit plans [line items]
Net actuarial liabilities (assets) as of end	R$ (1,476)
PBS [Member]
Disclosure of defined benefit plans [line items]
Actuarial Liabilities (Assets) at beginning	(14,964)
Expenditure (revenue) recognized in income	(1,394)
Recognized acturial (gains) or losses	12,794
Net actuarial liabilities (assets) as of end	(3,564)	[1]
PBS Assisted [Member]
Disclosure of defined benefit plans [line items]
Actuarial Liabilities (Assets) at beginning	(4,209)
Expenditure (revenue) recognized in income	(391)
Recognized acturial (gains) or losses	1,180
Net actuarial liabilities (assets) as of end	(3,420)	[1]
Management Agreement [Member]
Disclosure of defined benefit plans [line items]
Actuarial Liabilities (Assets) at beginning	(239)
Expenditure (revenue) recognized in income	(22)
Recognized acturial (gains) or losses	(13)
Net actuarial liabilities (assets) as of end	(274)	[1]
PAMEC/Asset Policy [Member]
Disclosure of defined benefit plans [line items]
Actuarial Liabilities (Assets) at beginning	884
Expenditure (revenue) recognized in income	81
Sponsor contributions	(47)
Recognized acturial (gains) or losses	162
Net actuarial liabilities (assets) as of end	1,080
AES Telecom [Member]
Disclosure of defined benefit plans [line items]
Actuarial Liabilities (Assets) at beginning	102
Expenditure (revenue) recognized in income	100
Recognized acturial (gains) or losses	1,915
Net actuarial liabilities (assets) as of end	2,117
Medical Plan [Member]
Disclosure of defined benefit plans [line items]
Actuarial Liabilities (Assets) at beginning	1,864
Expenditure (revenue) recognized in income	283
Sponsor contributions	(26)
Recognized acturial (gains) or losses	464
Net actuarial liabilities (assets) as of end	R$ 2,585

[1]	No assets were recognized by the sponsors, due to the impossibility of reimbursement of this surplus, and the sponsor's contributions will not be reduced in the future.